Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Description
Investments held in trust account- U.S. Treasury Securities	349,927,313	349,927,313	—	—

Total Investments held in Trust Account	$349,927,313	$349,927,313	$—	$—

Warrant liabilities — Public warrants	$1,725,000		$1,725,000	$—
Warrant liabilities — Private warrants	1,253,333	—	—	1,253,333
Convertible Note — April 1, 2022	338,200	—	—	338,200
Convertible Note — June 6, 2022	338,200	—	—	338,200
Convertible Note — December 14, 2022	152,200	—	—	152,200

Total Warrant liabilities	$3,806,933		$1,725,000	$2,081,933

For the year ended December 31, 2022, as a result of the recent decline in trading volume within the period, the public warrants were transferred to and are currently classified as Level 2 securities.

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Description
Investments held in trust account- U.S. Money Market Fund	$484	$484	$—	$—
Investments held in trust account- U.S. Treasury Securities	345,105,197	345,105,197	—	—

Total Investments held in Trust Account	$345,105,681	$345,105,681	$—	$—

Warrant liabilities — Public warrants	$4,916,250	$4,916,250	$—	$—
Warrant liabilities — Private warrants	3,572,000	—	—	3,572,000

Total Warrant liabilities	$8,488,250	$4,916,250	$—	$3,572,000

Schedule of quantitative information regarding Level 3 fair value measurements
The following table provides quantitative information regarding Level 3 fair value measurements:

	At December 31,	At December 31,
	2022	2021
Share price	$10.10	$9.68
Strike price	$11.50	$11.50
Term (in years)	0.38	0.50
Volatility	de minimis	10.50%
Risk-free rate	3.98%	1.30%
Dividend yield	0.00%	0.00%

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2022	$4,916,250	$3,572,000	$8,488,250
Change in valuation inputs or other assumptions	(3,191,250)	(2,318,667)	(5,509,917)

Fair value as of December 31, 2022	$1,725,000	$1,253,333	$2,978,333

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	10,350,000	7,520,000	17,870,000
Change in valuation inputs or other assumptions	(5,433,750)	(3,948,000)	(9,381,750)

Fair value as of December 31, 2021	$4,916,250	$3,572,000	$8,488,250

Schedule of changes in the fair value of level 3 warrant liabilities
The following table presents a summary of the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities

Fair value as of January 1, 2022	$3,572,000	$—	$3,572,000
Change in fair value	(2,318,667)	—	(2,318,667)

Fair value as of December 31, 2022	$1,253,333	$—	$1,253,333

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	7,520,000	10,350,000	17,870,000
Transfer to Level 1	—	(10,350,000)	(10,350,000)
Change in fair value	(3,948,000)	—	(3,948,000)

Fair value as of December 31, 2021	$3,572,000	$—	$3,572,000